Inventories	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Inventories	Inventories

	$ million
	Dec 31, 2022	Dec 31, 2021
Oil, gas and chemicals	27,823	22,145
Environmental certificates	2,557	1,727
Materials	1,514	1,386
Total	31,894	25,258
Inventories at December 31, 2022, include write-downs to net realisable value of $2,705 million (2021: $592 million).